Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income	$ 67,823	$ 183,626	$ 68,906
Non-cash items:
Depreciation and amortization	104,149	73,760	53,292
Loss (gain) on sale of vessels	20,594	(771)	(9,955)
Unrealized gain on derivative instruments	(9,679)	(8,193)	(11,676)
Equity income	(7,680)	(11,528)	(4,951)
Other	10,063	3,034	(1,260)
Change in operating assets and liabilities	30,004	1,655	(60,847)
Expenditures for dry docking	(8,608)	(39,617)	(17,072)
Net operating cash flow	206,666	201,966	16,437
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	906,149	688,695	98,796
Repayments of long-term debt	(162,092)	(40,029)	(20,367)
Prepayment of long-term debt	(979,877)	(191,592)	(167,000)
Net advances from affiliates	0	(825)	(17,376)
Equity contribution from Teekay Corporation	0	0	1,267
Return of capital to parent	15,000	0	0
Acquisition of the SPT Explorer and Navigator Spirit from Teekay Offshore Partners L.P.	0	(31,870)	0
Cash dividends paid	(46,847)	(15,139)	(10,165)
Proceeds from equity offerings, net of offering costs	7,558	242,264	111,190
Other	(744)	(1,122)	(255)
Net financing cash flow	(290,853)	647,678	6,150
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment	27,550	11,080	154,000
Expenditures Principal Maritime Vessel acquisitions	(9,226)	(236,229)	(2,084)
Deposit for vessel purchase	0	0	(3,700)
Investment in term loans	0	0	1,179
Net investing cash flow	21,824	(880,881)	116,300
(Decrease) increase in cash and cash equivalents	(62,363)	(31,237)	138,887
Cash and cash equivalents, beginning of the year	156,520	187,757	48,870
Cash and cash equivalents, end of the year	94,157	156,520	187,757
Principal Maritime Tankers [Member]
INVESTING ACTIVITIES
Expenditures Principal Maritime Vessel acquisitions	0	(612,000)	0
Ship-to-Ship Transfer [Member]
INVESTING ACTIVITIES
Acquisition of SPT	0	(45,581)	0
Entities Under Common Control [Member]
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	0	0	10,368
Repayments of long-term debt	0	(4,632)	(3,309)
Equity contribution from Teekay Corporation to Entities under Common Control	0	1,928	3,001
High-Q Joint Venture [Member]
INVESTING ACTIVITIES
Acquisition	3,500	1,000	1,950
Return of capital from equity accounted investment	0		0
Gemini Tankers L.L.C. [Member]
INVESTING ACTIVITIES
Return of capital from equity accounted investment		1,088
Teekay Tanker Operations Ltd [Member]
INVESTING ACTIVITIES
Acquisition	0	(239)	0
Tanker Investments Ltd [Member]
INVESTING ACTIVITIES
Acquisition	$ 0	$ 0	$ (35,045)